Balance Sheet Components - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets	$ 179	$ 179
Property, plant and equipment, and finance lease right-of-use asset gross	120,905	101,624
Less: Accumulated depreciation and amortization	(58,659)	(48,037)
Total	62,246	53,587
Depreciation and amortization expense	15,689	15,536	$ 12,643
Computer hardware
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,195	4,708
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,561	8,849
Internally used vehicles and charging systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,459	19,136
Leased vehicles and batteries
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,863	7,081
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,516	10,234
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28,302	26,026
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,861	1,854
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	21,726	21,727
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 20,243	$ 1,830